Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Statement of Comprehensive Income [Abstract]
Net income	$ 151,505	$ 138,183	$ 111,141
Other comprehensive income (loss) net of tax:
Net unrealized gains (losses) on available-for-sale securities	(10,953)	(209,832)	48,939
Related tax benefit (expense)	4,025	77,113	(17,985)
Reclassification adjustment of net gains from sale of available-for-sale securities included in net income	0	95,234	8,147
Related tax benefit (expense)	0	(34,998)	(2,994)
Other comprehensive income (loss)	(6,928)	(72,483)	36,107
Comprehensive income	$ 144,577	$ 65,700	$ 147,248